Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2020	2021
	$	$
At cost:
Machinery and equipment	12,135	11,738
Furniture and fixtures	90	91
Leasehold improvements	1,120	1,114
Motor vehicles	162	167
Total	13,507	13,110
Less: Accumulated depreciation and impairment	(12,629)	(12,277)
Property, plant and equipment, net	878	833

Depreciation expense incurred for the years ended March 31, 2019, 2020 and 2021 were $261, $145 and $159, respectively.

Impairment of property, plant and equipment amounting to $233, $nil and $nil incurred during the years ended March 31, 2019, 2020 and 2021, respectively.